Document and Entity Information	12 Months Ended
Dec. 27, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Intel Corporation
Entity Central Index Key	0000050863
Company Fiscal Year End Date	--12-27
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 27, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes